Debt	12 Months Ended
Jun. 30, 2014
Debt [Abstract]
Debt
(10)	Debt

a.  Short-Term Debt

Short-term debt comprises the following:

	Outstanding Balance	Weighted Average Interest Rate	Unused Credit Line
June 30, 2014:
Type debt:
Export financing	$—	NA	$9,208
Other	59	14.47%	—
Total	$59		$9,208

June 30, 2013:
Type debt:
Export financing	$—	NA	$9,690
Other	284	7.00%	—
Total	$284		$9,690

Export Financing Agreements — The Company's Argentine subsidiary maintains various short-term export financing agreements. Generally, these arrangements are for periods ranging between seven and eleven months, and require the Company to pledge as collateral certain export accounts receivable.

b.  Revolving Credit Agreements

A summary of the Company's revolving credit agreements at June 30, 2014 is as follows:

	Outstanding Balance	Weighted Average Interest Rate	Unused Commitment	Total Commitment
Revolving multi-currency credit facility	$125,000	1.66%	$174,060	300,000
Revolving credit facility	—	5.00%	14,050	14,050
Revolving credit agreement	—	2.30%	20,000	20,000

On August 20, 2013, the Company entered into a $300,000 five-year revolving multi-currency credit facility, which includes a $10,000 sublimit for swing line loans and a $25,000 sublimit letter of credit facility. The credit facility refinanced existing debt under the revolving multi-currency credit agreement dated May 31, 2012 and closing costs. The credit facility currently provides up to an additional $174,060 of borrowing capacity as of June 30, 2014. At the Company's election, the credit facility may be increased by an amount up to $150,000 in the aggregate; such increase may be in the form of term loans or increases in the revolving credit line, subject to lender commitments and certain conditions as described in the credit agreement. The agreement contains provisions for adding domestic and foreign subsidiaries of the Company as additional borrowers under the credit facility. The agreement terminates on August 20, 2018 and requires no scheduled prepayments before that date. The Company classifies borrowings under this credit facility as long-term liabilities.  For the year ended June 30, 2014, approximately $3,354 of deferred financing costs were expensed as a result of the cancellation of the revolving multi-currency credit agreement.

Interest on borrowings under the multi-currency credit facility is payable, at the Company's election, at either (a) a base rate (the higher of (i) the U.S. federal funds rate plus 0.50% per annum, (ii) the Administrative Agent's prime rate or (iii) a Eurocurrency Rate for loans with a one month interest period plus 1.00% per annum plus a margin ranging from 0.50% to 1.50% per annum (such margin determined by reference to the leverage ratio set forth in the credit agreement), or (b) the Eurocurrency Rate plus a margin ranging from 1.50% to 2.50% per annum (such margin determined by reference to the leverage ratio set forth in the credit agreement). Certain commitment fees are also payable under the credit agreement. The credit agreement contains various covenants. They include, among others, a maximum net debt to earnings before income tax, depreciation and amortization ratio and a minimum interest coverage ratio. The credit facility is guaranteed by certain of the Company's domestic subsidiaries (the "Guarantors"). Borrowings under the credit agreement are collateralized by the assets of the Company and the Guarantors, including certain real property, equipment, accounts receivable, inventory and the stock of certain of the Company's and the Guarantors' subsidiaries. The Company was in compliance with its financial loan covenants at June 30, 2014.

At June 30, 2014, there was a $125,000 balance outstanding on the revolving multi-currency credit facility. The total commitment outstanding on this credit facility includes $640 outstanding letters of credit associated with landlord guarantees and $300 outstanding letters of credit associated with economic development.

On October 1, 2010, the Company entered into a revolving credit facility, which was amended on March 5, 2012 and further amended on June 30, 2013. The amended agreement provides for a $20,000 revolving credit facility. As of June 30, 2014, there was no outstanding balance under the facility. Interest on advances under the revolving credit facility accrues at LIBOR plus an applicable margin percentage or, at the Company's option, prime plus an applicable margin percentage. The credit facility is subject to certain restrictive and financial covenants, which include limits on additional debt, a maximum ratio of debt to earnings before interest, taxes, depreciation and amortization and a minimum net worth. The Company was in compliance with the loan covenants at June 30, 2014. The Company classifies borrowings under this revolving credit facility as current liabilities as the arrangement is payable in full upon the earlier of 10 business days following written demand by the lender or the agreement's expiration on December 31, 2014.

The Company's subsidiary, Quebec Silicon, entered into a revolving credit agreement dated October 1, 2010, amended on November 23, 2011 and further amended and restated on September 20, 2012, which provides for up to $15,000 Canadian Dollars to fund Quebec Silicon's working capital requirements. Funding under the revolving credit agreement is available upon request at any time, up to the full amount of the unused credit commitment and subject to continued compliance with the terms of the agreement. Interest on borrowings under the credit agreement is payable at a variable rate of Canadian prime plus 2.00% (5.00% at June 30, 2014), payable quarterly. The credit agreement expires on September 20, 2015, and may be terminated earlier, at the lender's discretion subject to certain change in ownership conditions being met. All of Quebec Silicon's assets, properties and revenues have been pledged as security for Quebec Silicon's obligations under the revolving credit agreement. As of June 30, 2014, there was no outstanding balance under the facility.

c.  Other Long-Term Debt

Other long-term debt comprises the following:

	Outstanding Balance	Weighted Average Interest Rate	Unused Credit Line
Other	$145	17.50%	$—

d. Fair Value of Debt

The recorded carrying values of our debt balances approximate fair value given our debt is at variable rates tied to market indicators.